Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 123,147	$ 247,790
Receivables, net of allowance of $35,288 in 2013 and $35,174 in 2014	220,458	236,347
Deferred income taxes	76,315	44,475
Prepaid expenses and other current assets	35,945	33,224
Total current assets	455,865	561,836
Satellites and other property and equipment, net	5,880,264	5,805,540
Goodwill	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100
Amortizable intangible assets, net	500,545	568,775
Other assets	393,754	414,592
Total assets	16,469,355	16,589,670
Current liabilities:
Accounts payable and accrued liabilities	151,793	145,186
Taxes payable	8,974	9,526
Employee related liabilities	44,815	28,227
Accrued interest payable	161,495	186,492
Current portion of long-term debt	49,000	24,418
Deferred satellite performance incentives	20,957	22,703
Deferred revenue	117,401	84,185
Other current liabilities	72,629	72,840
Total current liabilities	627,064	573,577
Long-term debt, net of current portion	14,762,142	15,262,996
Deferred satellite performance incentives, net of current portion	163,360	153,904
Deferred revenue, net of current portion	967,318	888,239
Deferred income taxes	211,680	202,638
Accrued retirement benefits	262,906	196,856
Other long-term liabilities	217,452	246,127
Commitments and contingencies (Notes 15 and 16)
Shareholders' deficit:
Common shares; nominal value $0.01 per share	1,067	1,060
5.75% Series A mandatory convertible junior non-voting preferred shares; nominal value $0.01 per share; aggregate liquidation preference of $172,500 ($50 per share)	35	35
Paid-in capital	2,117,898	2,099,218
Accumulated deficit	(2,782,741)	(3,015,273)
Accumulated other comprehensive loss	(112,527)	(60,393)
Total Intelsat S.A. shareholders' deficit	(776,268)	(975,353)
Noncontrolling interest	33,701	40,686
Total liabilities and shareholders' deficit	$ 16,469,355	$ 16,589,670